Series A Convertible Preferred Stock Warrants	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 13 - Series A Convertible Preferred Stock Warrants

Series A Convertible Preferred Stock Warrants Granted

No series A preferred stock warrants were granted during the years ended December 31, 2016 and 2015.

Series A Preferred Stock Warrants Cancelled

No series A preferred stock warrants were cancelled during the years ended December 31, 2016 and 2015.

Series A Preferred Stock Warrants Expired

No series A preferred stock warrants were expired during the years ended December 31, 2016 and 2015.

Series A Preferred Stock Warrants Exercised

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s CEO at $0.001 per share for total proceeds of $1,000.

On January 29, 2016, the Company issued 1,000,000 shares of series A preferred stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.001 per share for total proceeds of $1,000.

No series A preferred stock warrants were exercised during the year ended December 31, 2015.

No Series A Preferred Stock Warrants were outstanding at December 31, 2016.

The following is a summary of activity of outstanding series A preferred stock warrants:

Weighted
Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2014	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	-	-

Balance, December 31, 2015	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	(2,000,000)	(0.001)

Balance, December 31, 2016	-	$-

Exercisable, December 31, 2016	-	$-